Related Party Transactions and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
Related Party Transactions and Parties-in-Interest:
Related Party Transactions and Parties-in-Interest:
8.	Related Party Transactions and Parties-in-Interest:

Plan investments include common stock of Flushing Financial Corporation, the parent company of the Bank and as such qualify as party-in-interest transactions. Notes receivable from participants also qualifies as party-in-interest transactions. Certain Plan investments are held by Empower Trust Company, LLC who is trustee and recordkeeper and therefore party in interest transactions. Various fees are paid to related parties for services to the Plan which include charges for recordkeeping, audit and investment advisory, and vendor management services.

At December 31, 2025 and 2024, the Plan held 2,319,215 shares and 2,221,481 shares of Flushing Financial Corporation common stock valued at $35,183,000 and $31,724,000, respectively. For the year ended December 31, 2025, the Plan purchased 559,616 shares and sold 461,882 shares.